Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	150,000,000	600,000,000	600,000,000
Common Stock, Shares, Issued (in shares)	2,308,309	1,977,152	1,755,664
Common Stock, Shares, Outstanding (in shares)	2,308,309	1,977,152	1,755,664